Long-term and short-term loans issued - Changes in the ECL allowances (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Loans issued | Expected credit loss allowance / Impairment
Changes in the ECL allowances
ECL allowance as of beginning of the period	₽ (843)	₽ (853)
Changes because of financial instruments (originated or acquired)/derecognized during the reporting period	(837)	(616)	₽ (499)
Amounts sold and written off	1,643	626	75
ECL allowance as end of the period	(37)	(843)	(853)
Loans issued | Expected credit loss allowance / Impairment | Opening balance after application of IFRS 9
Changes in the ECL allowances
ECL allowance as of beginning of the period			(429)
Loans issued | Expected credit loss allowance / Impairment | 12 month ECL | Collective
Changes in the ECL allowances
ECL allowance as of beginning of the period	(229)	(216)
Changes because of financial instruments (originated or acquired)/derecognized during the reporting period	(128)	(127)	(146)
Transfers between stages	140	114	105
Amounts sold and written off	212
ECL allowance as end of the period	(5)	(229)	(216)
Loans issued | Expected credit loss allowance / Impairment | 12 month ECL | Collective | Opening balance after application of IFRS 9
Changes in the ECL allowances
ECL allowance as of beginning of the period			(175)
Loans issued | Expected credit loss allowance / Impairment | Lifetime ECL | Financial instruments not credit-impaired | Collective
Changes in the ECL allowances
ECL allowance as of beginning of the period	(120)	(120)
Changes because of financial instruments (originated or acquired)/derecognized during the reporting period	(211)	7	(44)
Transfers between stages	(8)	(7)	(16)
Amounts sold and written off	338
ECL allowance as end of the period	(1)	(120)	(120)
Loans issued | Expected credit loss allowance / Impairment | Lifetime ECL | Financial instruments not credit-impaired | Collective | Opening balance after application of IFRS 9
Changes in the ECL allowances
ECL allowance as of beginning of the period			(60)
Loans issued | Expected credit loss allowance / Impairment | Lifetime ECL | Financial instruments credit-impaired
Changes in the ECL allowances
ECL allowance as of beginning of the period	(494)	(517)
Changes because of financial instruments (originated or acquired)/derecognized during the reporting period	(498)	(496)	(309)
Transfers between stages	(132)	(107)	(89)
Amounts sold and written off	1,093	626	75
ECL allowance as end of the period	₽ (31)	(494)	(517)
Loans issued | Expected credit loss allowance / Impairment | Lifetime ECL | Financial instruments credit-impaired | Opening balance after application of IFRS 9
Changes in the ECL allowances
ECL allowance as of beginning of the period			₽ (194)
Instalment card loans | Gross carrying amount
Changes in the ECL allowances
Amounts sold and written off		₽ (655)